Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,999,000
Previously Paid Amount	0.00
Total Fee Amount	765.35
Total Offset Amount	0.00
Net Fee	765.35
Narrative - Max Aggregate Offering Price	$ 4,999,000
Final Prospectus	true